JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

January 17, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”)
Global Bond Fund (the “Fund”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”); and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 221 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 223 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register Class A, Class I, Class C and Class R6 shares of the Fund. No fees are required in connection with this filing.

If you have any questions, please call the undersigned at 617-663-4311.

Sincerely,
/s/ Thomas Dee
Thomas Dee
Assistant Secretary